Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2012	$1,741,786
Goodwill resulting from an immaterial acquisition(1)	80,193
Other	(3,645)

As of September 30, 2013	1,818,334
Goodwill resulting from immaterial acquisitions(2)	100,935
Other(1)	5,956

As of September 30, 2014	$1,925,225

(1)	Mainly relates to the acquisition of Actix. In allocating the total purchase price of Actix based on estimated fair values, the Company recorded $84,261 of goodwill, $22,900 of core technology to be amortized over approximately four years, $21,400 of customer relationships to be amortized over approximately four years and $2,000 of other intangible assets to be amortized over approximately four years.
(2)	Mainly relates to the acquisition of Celcite. In allocating the total preliminary purchase price of Celcite based on estimated fair values, the Company recorded $78,142 of goodwill, $46,432 of customer relationships to be amortized over approximately four years, $22,372 of core technology to be amortized over approximately three years and $1,781 of other intangible assets to be amortized over approximately three years.

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2014
Core technology	3-8	$434,669	$(367,609)	$67,060
Customer relationships	4-15	398,519	(297,791)	100,728
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	1-10	31,666	(18,227)	13,439

Total		$916,850	$(735,623)	$181,227

September 30, 2013
Core technology	4-8	$408,256	$(344,251)	$64,005
Customer relationships	4-15	346,707	(267,252)	79,455
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	5-10	25,282	(14,716)	10,566

Total		$832,241	$(678,215)	$154,026

Amortization Expense on Definite-Lived Intangible Assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2014	2013	2012
Cost of service	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	55,799	34,543	50,535

Total	$57,408	$36,152	$52,144

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2014 is as follows:

Amount
Fiscal year:
2015	$56,318
2016	50,479
2017	38,405
2018	19,442
2019	10,076
Thereafter	6,507

Total	$181,227